Capital and reserve (Details) - shares	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2014	Dec. 31, 2013	Mar. 12, 2012	Apr. 07, 2011
Capital and reserve [Abstract]
Number of shares authorised	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	365,000,000	365,000,000	360,000,000
Number of shares outstanding	412,450,256	411,208,000	411,208,000